Total
(Emerging Markets Value Trust)
Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Emerging Markets Value Trust)		Series I	Series II	NAV
Management fee	[1]	0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees		0.05%	0.25%	none
Other expenses		0.17%	0.17%	0.17%
Total annual fund operating expenses		1.08%	1.28%	1.03%
Contractual expense reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursements		1.07%	1.27%	1.02%
[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective March 1, 2021.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Emerging Markets Value Trust) - USD ($)	1 year	3 years	5 years	10 years
Series I	109	342	595	1,316
Series II	129	405	701	1,544
NAV	104	327	568	1,259

(International Small Company Trust)
Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (International Small Company Trust)		Series I	Series II	NAV
Management fee	[1]	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.05%	0.25%	none
Other expenses		0.20%	0.20%	0.20%
Total annual fund operating expenses		1.10%	1.30%	1.05%
Contractual expense reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursements		1.09%	1.29%	1.04%
[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective March 1, 2021.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (International Small Company Trust) - USD ($)	1 year	3 years	5 years	10 years
Series I	111	349	605	1,339
Series II	131	411	712	1,567
NAV	106	333	578	1,282

(Lifestyle Balanced Portfolio)
Average Annual Total Returns for Period Ended 12/31/2020
Average Annual Total Returns - (Lifestyle Balanced Portfolio)		1 Year	5 Years	Inception	Date of Inception
Series I		12.69%	8.62%	6.89%	Nov. 01, 2013
Series II		12.47%	8.41%	6.73%	Apr. 29, 2011
NAV		12.68%	8.67%	6.92%	Nov. 01, 2013
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	[1]	14.26%	10.25%	8.47%	Apr. 29, 2011
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.51%	4.44%	3.80%	Apr. 29, 2011
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		18.40%	15.22%	13.39%	Apr. 29, 2011
Combined Index (reflects no deduction for fees, expenses, or taxes)		13.01%	9.00%	7.48%	Apr. 29, 2011
[1]	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

(Lifestyle Conservative Portfolio)
Average Annual Total Returns for Period Ended 12/31/2020
Average Annual Total Returns - (Lifestyle Conservative Portfolio)		1 Year	5 Years	Inception	Date of Inception
Series I		10.75%	6.39%	5.08%	Nov. 01, 2013
Series II		10.53%	6.18%	4.93%	Apr. 29, 2011
NAV		10.80%	6.43%	5.12%	Nov. 01, 2013
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	[1]	9.26%	6.37%	5.30%	Apr. 29, 2011
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.51%	4.44%	3.80%	Apr. 29, 2011
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		18.40%	15.22%	13.39%	Apr. 29, 2011
Combined Index (reflects no deduction for fees, expenses, or taxes)		9.89%	6.32%	5.33%	Apr. 29, 2011
[1]	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

(Lifestyle Growth Portfolio)
Average Annual Total Returns for Period Ended 12/31/2020
Average Annual Total Returns - (Lifestyle Growth Portfolio)		1 Year	5 Years	Inception	Date of Inception
Series I		13.58%	10.03%	8.03%	Nov. 01, 2013
Series II		13.37%	9.81%	7.87%	Apr. 29, 2011
NAV		13.63%	10.07%	8.07%	Nov. 01, 2013
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	[1]	15.78%	11.63%	9.39%	Apr. 29, 2011
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		18.40%	15.22%	13.39%	Apr. 29, 2011
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.51%	4.44%	3.80%	Apr. 29, 2011
Combined Index (reflects no deduction for fees, expenses, or taxes)		14.77%	10.69%	8.83%	Apr. 29, 2011
[1]	Prior to April 26, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

(Lifestyle Moderate Portfolio)
Average Annual Total Returns for Period Ended 12/31/2020
Average Annual Total Returns - (Lifestyle Moderate Portfolio)		1 Year	5 Years	Inception	Date of Inception
Series I		12.09%	7.86%	6.38%	Nov. 01, 2013
Series II		11.87%	7.66%	6.22%	Apr. 29, 2011
NAV		12.22%	7.93%	6.43%	Nov. 01, 2013
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	[1]	11.51%	8.07%	6.73%	Apr. 29, 2011
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.51%	4.44%	3.80%	Apr. 29, 2011
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		18.40%	15.22%	13.39%	Apr. 29, 2011
Combined Index (reflects no deduction for fees, expenses, or taxes)		12.03%	8.12%	6.78%	Apr. 29, 2011
[1]	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

(Managed Volatility Balanced Portfolio)
Average Annual Total Returns for Period Ended 12/31/2020
Average Annual Total Returns - (Managed Volatility Balanced Portfolio)		1 Year	5 Years	10 Years	Date of Inception
Series I		1.81%	6.43%	5.86%	Jan. 08, 1997
Series II		1.55%	6.22%	5.65%	Jan. 28, 2002
NAV		1.77%	6.48%	5.91%	Apr. 29, 2005
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	[1]	14.26%	10.25%	8.82%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.51%	4.44%	3.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		18.40%	15.22%	13.88%
Combined Index (reflects no deduction for fees, expenses, or taxes)		13.01%	9.00%	7.80%
[1]	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

(Managed Volatility Conservative Portfolio)
Average Annual Total Returns for Period Ended 12/31/2020
Average Annual Total Returns - (Managed Volatility Conservative Portfolio)		1 Year	5 Years	10 Years	Date of Inception
Series I		3.39%	5.27%	4.79%	Jan. 08, 1997
Series II		3.13%	5.05%	4.58%	Jan. 28, 2002
NAV		3.43%	5.31%	4.84%	Apr. 29, 2005
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	[1]	9.26%	6.37%	5.42%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.51%	4.44%	3.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		18.40%	15.22%	13.88%
Combined Index (reflects no deduction for fees, expenses, or taxes)		9.89%	6.32%	5.47%
[1]	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

(Managed Volatility Growth Portfolio)
Average Annual Total Returns for Period Ended 12/31/2020
Average Annual Total Returns - (Managed Volatility Growth Portfolio)		1 Year	5 Years	10 Years	Date of Inception
Series I		(1.42%)	6.18%	5.82%	Jan. 08, 1997
Series II		(1.60%)	5.98%	5.60%	Jan. 28, 2002
NAV		(1.37%)	6.24%	5.87%	Apr. 29, 2005
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	[1]	15.78%	11.63%	9.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		18.40%	15.22%	13.88%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.51%	4.44%	3.84%
Combined Index (reflects no deduction for fees, expenses, or taxes)		14.77%	10.69%	9.26%
[1]	Prior to April 26, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

(Managed Volatility Moderate Portfolio)
Average Annual Total Returns for Period Ended 12/31/2020
Average Annual Total Returns - (Managed Volatility Moderate Portfolio)		1 Year	5 Years	10 Years	Date of Inception
Series I		3.31%	6.40%	5.88%	Jan. 08, 1997
Series II		3.05%	6.19%	5.66%	Jan. 28, 2002
NAV		3.27%	6.45%	5.92%	Apr. 29, 2005
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	[1]	11.51%	8.07%	6.96%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.51%	4.44%	3.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		18.40%	15.22%	13.88%
Combined Index (reflects no deduction for fees, expenses, or taxes)		12.03%	8.12%	7.04%
[1]	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.